Events occurring after the balance sheet date (Details) - Extraordinary General Meeting	Jul. 14, 2023 Vote person
Events after balance sheet date
Number of members of supervisory board after Conversion	12
Number of members of supervisory board after Conversion, elected by shareholders	6
Number of members of supervisory board after Conversion, elected by shareholders during extraordinary general meeting	4
Number of votes of Chair of supervisory board in case of tie | Vote	2
Fresenius SE
Events after balance sheet date
Number of members of supervisory board after Conversion, appointed if 30% of share capital held	2
Percentage of share capital held for exclusive right to appoint two members of supervisory board after Conversion	30.00%
Number of members of supervisory board after Conversion, appointed if 15% of share capital held	1
Percentage of share capital held for exclusive right to appoint one member of supervisory board after Conversion	15.00%